Investment Strategy	Apr. 23, 2026
SMART Trend 25 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests primarily in equity securities of U.S. domiciled, large-cap companies (typically companies with a market capitalization of $10 billion or more) whose shares are listed on U.S. exchanges. The Fund’s investments are selected by its investment sub-adviser, SMART Wealth, LLC (the “Sub-Adviser”).

The Sub-Adviser begins its investment selection process by identifying a universe of the 800 largest U.S.-listed domestic equity securities, ranked by market capitalization, that also have an average daily trading volume of at least 5 million shares. From this initial universe, the Sub-Adviser, utilizing third-party stock evaluation tools (i.e., subscription based platforms that provide software and algorithmic programs used by the Sub-Adviser to analyze, rank and rate multiple equity stocks based on the factors noted below), identifies the top 50% of stocks based on an evaluation of stock price momentum and a fundamental analysis of each company’s overall financial health and business outlook, with each factor generally receiving equal weight in the analysis. Evaluating stock price momentum considers factors such as price action over the prior four quarters (the tendency of stock price trends – upward or downward – to persist over time), relative strength (a stock’s price performance compared to a benchmark) and other factors intended to identify potential profitable investment opportunities. The analysis at this stage is designed to determine a company’s intrinsic value as compared to its market price, and typically includes reviews of company financial statements, stock price performance and industry trends and economic conditions relevant to the company’s operations.

Once the top 50% are identified, the Sub-Adviser then further narrows this selection group by identifying the top 25% of stocks ranked primarily by historical (over the prior four quarters) price momentum and performance trends using a proprietary quantitative internal ranking process. From this group, the Sub-Adviser constructs a portfolio of 25 equity securities of U.S.-listed domestic companies based on their superior risk, return and price performance characteristics, which the Sub-Adviser believes indicate a potential to outperform the S&P 500 Index (a market-capitalization-weighted index of 500 leading U.S. publicly traded companies). Although the Fund targets a portfolio of 25 positions, the number of stocks selected may vary (between approximately 15 to 35) depending on market conditions and the current availability of, in the Sub-Adviser’s assessment, attractive investment opportunities. For more information about the Sub-Adviser’s investment selection processes, see the section in the Fund’s Prospectus titled “Additional Information about the Fund – Sub-Adviser Investment Selection Process.”

The portfolio is weighted based on market capitalization; however, the Fund will limit the maximum size of any individual position to 8% of the Fund’s total assets and will seek to invest a minimum of at least 1% of the Fund’s total assets in each individual position. The Fund will invest without constraint across various market sectors, which could result in the Fund emphasizing investments in a particular sector from time to time, but will limit exposure to any particular sector (e.g., transportation, financials, healthcare, etc.) to no more than 30% of its total assets.

The Sub-Adviser intends to re-assess its investment process and reallocate the Fund’s portfolio on at least a monthly basis. As part of this process, the Fund may sell a security when the Sub-Adviser believes there is a more attractive investment or when the Sub-Adviser determines the investment rationale for the holding has deteriorated.

In addition to utilizing the third-party stock evaluation tools noted above, the Sub-Adviser’s investment process includes the use of public data in evaluating companies, including historical prices, market capitalization, revenue, earnings figures and publicly available company regulatory filings and reports, among other data points.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

SMART Earnings Growth 30 ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

The Fund is an actively-managed exchange-traded fund (“ETF”) that invests in equity securities of U.S. domiciled, large-cap companies (typically companies with a market capitalization of $10 billion or more) whose shares are listed on U.S. exchanges. The Fund seeks to invest in companies that its investment sub-adviser, SMART Wealth, LLC (the “Sub-Adviser”), believes offer the potential for above-market earnings growth relative to the broader equities markets. The Sub-Adviser selects the Fund’s investments.

The Sub-Adviser begins its investment selection process by identifying a universe of the 850 largest U.S.-listed domestic equity securities, ranked by market capitalization. From this initial universe, the Sub-Adviser uses a proprietary quantitative internal ranking process to identify the top 40% of stocks that, in the Sub-Adviser’s view, have the potential for earnings growth outperformance based on factors such as top line sales growth, new products, designs or lines of business, and quarter-over-quarter earnings.

The Sub-Adviser further narrows the selection universe by analyzing short-term (i.e., over the prior twelve months) sales and revenue, as well as earnings growth data over the prior 30 days. The analysis, which uses third-party stock evaluation tools (i.e., subscription based platforms that provide software and algorithmic programs used by the Sub-Adviser to analyze, rank and rate multiple equity stocks based on factors including earnings growth and overall financial fundamentals), results in a narrowed group of approximately 100 potential investment candidates.

From this group, the Sub-Adviser targets a portfolio of 30 equity securities of U.S. listed domestic companies that, in the Sub-Adviser’s assessment, have risk, return, and price performance characteristics that have the potential for above-market earnings growth relative to the broader equities markets as represented by the S&P 500 Index (a market-capitalization-weighted index of 500 leading U.S. publicly traded companies). The Sub-Adviser believes that companies with potential for above-market earnings growth typically exhibit certain characteristics, such as new product launches, entries into new markets, earnings growth for multiple consecutive quarters and/or operating in markets with limited competitors. Although the Fund targets a portfolio of 30 positions, the number of stocks selected may vary (between approximately 20 to 40) depending on market conditions and availability of, in the Sub-Adviser’s assessment, attractive investment opportunities. For more information about the Sub-Adviser’s investment selection processes, see the section in the Fund’s Prospectus titled “Additional Information about the Fund – Sub-Adviser Investment Selection Process.”

The portfolio is weighted based on market capitalization; however, the Fund will limit the maximum size of any individual position to 12% of the Fund’s total assets and will seek to invest a minimum of at least 1% of the Fund’s total assets in each individual position. The Fund will invest without constraint across various market sectors which could result in the Fund emphasizing investments in a particular sector from time to time.

The Sub-Adviser intends to re-assess its investment process and reallocate the Fund’s portfolio on at least a monthly basis. As part of this process, the Fund may sell a security when the Sub-Adviser believes there is a more attractive investment or when the Sub-Adviser determines the investment rationale for the holding has deteriorated.

In addition to utilizing the third-party stock evaluation tools noted above, the Sub-Adviser’s investment process includes the use of public data in evaluating companies, including historical prices, market capitalization, revenue, earnings figures and publicly available company regulatory filings and reports, among other data points.

Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose shares are listed on U.S. exchanges and that, in the Sub-Adviser’s view, present opportunities for above-market earnings growth relative to the broader equities markets.

The Fund is deemed to be non-diversified under the 1940 Act, which means that it may invest a greater percentage of its assets in the securities of a single issuer or a smaller number of issuers than if it was a diversified fund. The Fund’s investment strategy is expected to result in high portfolio turnover on an annual basis.

Strategy Portfolio Concentration [Text]	Under normal circumstances, the Fund invests at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities of companies whose shares are listed on U.S. exchanges and that, in the Sub-Adviser’s view, present opportunities for above-market earnings growth relative to the broader equities markets.